Provision for Income Taxes (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The provision for income taxes for the six months ending June 30, 2020 and 2019 consists of the following:

	June 30, 2020	June 30, 2019
Current
Federal	$-	$-
State	750	500

Total current	750	500

Deferred
Federal	(320,108)	1,141,389
State	(102,227)	364,973

Total deferred tax (asset) liability	$(422,335)	1,506,362

(Benefit) provision for Income Taxes	$(421,585)	$1,506,862

The provision for income taxes for the year ended December 31, 2019 and 2018 consists of the following:

	2019	2018
Current
Federal	$0	$0
State	6,359	250

Total Current	6,359	250

Deferred
Federal	751,432	0
State	347,049	0

Total Deferred	$1,098,481	0

Provision for Income Taxes	$1,104,840	$250

Schedule of Deferred Tax Assets and Liabilities
The Company’s total deferred tax assets and liabilities at June 30, 2020 and December 31, 2019 are as follows:

	June 30, 2020	December 31, 2019
Deferred tax assets (liabilities)
Accruals and reserves	$23,281	$4,157
Net operating loss	776,870	421,940
Total deferred tax assets	800,151	426,097

Property and equipment	(1,476,297)	(1,524,578)
Total deferred tax liabilities	(1,476,297)	(1,524,578)

Net deferred tax asset (liabilities)	$(676,146)	$(1,098,481)

The Company’s total deferred tax assets and liabilities at December 31, 2019 are as follows:

	2019	2018
Deferred tax assets (liabilities)
Accruals and reserves	$4,157	$0
Net operating loss	421,940	0
Total deferred tax assets	426,097	0

Property and equipment	(1,524,578)	0
Total deferred tax liabilities	(1,524,578)	0

Net deferred tax asset (liabilities)	$(1,098,481)	$0

Schedule of Reconciliation Between Effective Income Tax Operations and Statutory Tax Rate
Reconciliation between the effective tax on income from operations and the statutory tax rate is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Income tax (benefit) expense at federal statutory rate	$(232,744)	$49,341	$(353,482)	$153,888
Federal taxes on period Company was a flow through entity	-	(49,341)	-	(153,888)
Permanent differences	11,107	-	23,435	-
Deferred tax expense recorded upon conversion to C corp	-	1,506,362	-	1,506,362
Other adjustments	19,101	-	19,101	-
State and local taxes net of federal benefit	(76,738)	-	(110,639)	500
Total	$(279,274)	$1,506,362	$(421,585)	$1,506,862

Reconciliation between the effective tax on income from operations and the statutory tax rate is as follows:

	2019	2018
Income tax expense at federal statutory rate	$142,179	$221,754
Permanent tax differences	2,049	-
Tax effect of conversion from S corporation	1,134,772	-
Federal taxes on period Company was a flow through entity	(220,005)	(221,702)
State and local taxes net of federal benefit	45,845	198
Income tax expense	$1,104,840	$250